Fair values of financial instruments not carried at fair value - Fair values of HSBC Holdings' financial instruments not carried at fair value on the balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,471,203	$ 2,433,785
Financial liabilities	2,260,288	2,220,739
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	56,331	69,922
Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	196,093	169,639
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	37,130	44,116
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72,167	90,393
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	56,308	69,892
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72,169	90,391
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	83,933	97,335
Financial liabilities	97,614	87,730
HSBC Holdings | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	949	2,571
HSBC Holdings | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	68,567	51,754
HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,962	28,646
HSBC Holdings | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	56,144	76,627
HSBC Holdings | Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	949	2,571
HSBC Holdings | Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	56,801	78,534
At cost | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	85,342	64,546
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	22,437	19,826
At cost | Fair value | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	85,430	65,138
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,341	24,095
At cost | HSBC Holdings | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	50,800	34,258
At cost | HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17,715	15,877
At cost | HSBC Holdings | Fair value | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	51,552	36,611
At cost | HSBC Holdings | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 20,224	$ 19,596